FINANCIAL REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) segment	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Operating segment
Number of operating segments | segment	4
Softdrinks	$ 1,207,614,924	$ 1,165,696,032	$ 1,337,264,240
Other beverages	563,589,810	501,485,439	504,272,487
Packaging	7,820,381	5,734,328	7,341,892
Net sales	1,779,025,115	1,672,915,799	1,848,878,619
Cost of sales	(1,048,343,767)	(968,027,774)	(1,069,024,964)
Distribution expenses	(166,996,289)	(165,775,484)	(192,927,875)
Administrative expenses	(325,903,809)	(313,742,853)	(348,199,321)
Finance income	45,155,791	3,940,244	11,194,375
Financial expenses	(46,209,020)	(55,014,660)	(55,220,369)
Interest expense, net*	(1,053,229)	(51,074,416)	(44,025,994)
Share of the entity in income of associates accounted for using the equity method, total	(3,415,083)	1,411,179	(80,360)
Income tax expense	(61,166,891)	(55,564,855)	(51,797,634)
Other income (loss)	3,100,178	(22,690,850)	(23,821,746)
Net income	175,246,225	97,450,746	119,000,725
Depreciation and amortization	111,087,284	99,594,446	99,163,891
Current assets	533,474,103	481,586,454	484,010,050
Non-current assets	1,857,474,320	1,732,918,235	1,630,849,417
Total Assets	2,390,948,423	2,214,504,689	2,114,859,467
Carrying amount in associates and joint ventures accounted for using the equity method, total	99,866,733	102,410,945	86,809,069	$ 77,197,781
Segment disbursements of non-monetary assets	110,683,258
Capital expenditures and other		138,632,048	210,504,402
Current liabilities	411,658,352	419,862,101	428,287,322
Non-current liabilities	1,010,386,123	930,927,845	873,338,796
Total liabilities	1,422,044,475	1,350,789,946	1,301,626,118
Cash flows provided by in Operating Activities	255,148,474	235,279,362	247,960,348
Cash flows (used in) provided by Investing Activities	(110,048,000)	(118,085,648)	(168,831,410)
Cash flows (used in) provided by Financing Activities	(127,112,637)	(114,635,278)	(78,345,770)
Geography Eliminations [Member]
Operating segment
Softdrinks	(366,490)	(72,170)	(96,999)
Other beverages	(450,559)
Packaging	(1,959,091)	(1,609,457)	(1,860,876)
Net sales	(2,776,140)	(1,681,627)	(1,957,875)
Cost of sales	2,776,140	1,681,627	1,957,875
Finance income			(16,813,279)
Financial expenses			16,813,279
Chile operation | Operating segments
Operating segment
Softdrinks	408,467,731	390,782,296	391,629,010
Other beverages	200,484,390	180,156,806	160,244,448
Net sales	608,952,121	570,939,102	551,873,458
Cost of sales	(359,465,664)	(336,719,937)	(328,579,003)
Distribution expenses	(59,076,433)	(55,798,363)	(54,777,094)
Administrative expenses	(114,250,801)	(109,373,432)	(110,969,260)
Finance income	1,286,021	1,686,041	19,057,630
Financial expenses	(13,151,176)	(23,713,774)	(32,594,796)
Interest expense, net*	(11,865,155)	(22,027,733)	(13,537,166)
Share of the entity in income of associates accounted for using the equity method, total	381,255	298,359	246,084
Income tax expense	(12,838,517)	(22,000,539)	(16,871,257)
Other income (loss)	(15,109,823)	(11,540,167)	(11,312,509)
Net income	36,726,983	13,777,290	16,073,253
Depreciation and amortization	46,105,063	42,353,664	42,688,326
Current assets	244,504,165	228,108,768	223,245,173
Non-current assets	657,069,423	644,395,166	636,482,010
Total Assets	901,573,588	872,503,934	859,727,183
Carrying amount in associates and joint ventures accounted for using the equity method, total	49,703,673	50,136,065	33,789,538
Segment disbursements of non-monetary assets	51,542,820
Capital expenditures and other		67,709,231	64,480,973
Current liabilities	193,298,799	186,831,021	169,508,083
Non-current liabilities	474,576,722	477,319,648	463,997,113
Total liabilities	667,875,521	664,150,669	633,505,196
Cash flows provided by in Operating Activities	145,551,360	150,035,425	79,451,122
Cash flows (used in) provided by Investing Activities	(50,706,748)	(47,164,236)	(49,677,671)
Cash flows (used in) provided by Financing Activities	(100,352,068)	(98,560,576)	(91,800,089)
Argentina operation
Operating segment
Increase in assets	97,318,892
Increase in liabilities	16,093,780
Net loss	15,743,592
Argentina operation | Operating segments
Operating segment
Softdrinks	313,866,082	330,874,797	444,872,352
Other beverages	70,990,286	75,341,941	99,712,939
Packaging	9,779,472	7,343,785	9,202,768
Net sales	394,635,840	413,560,523	553,788,059
Cost of sales	(214,447,259)	(214,647,052)	(294,370,581)
Distribution expenses	(56,421,024)	(62,899,574)	(87,032,428)
Administrative expenses	(89,276,114)	(93,149,904)	(106,504,163)
Finance income	1,346,501	14,750	2,116,590
Financial expenses	999,370	(192,602)	(4,663,527)
Interest expense, net*	2,345,871	(177,852)	(2,546,937)
Share of the entity in income of associates accounted for using the equity method, total			(243)
Income tax expense	(6,902,265)	(18,874,454)	(17,683,875)
Other income (loss)	(3,235,926)	(2,639,386)	(10,441,173)
Net income	26,699,123	21,172,301	35,208,659
Depreciation and amortization	25,369,034	20,474,446	17,648,018
Current assets	76,354,086	80,908,212	97,529,488
Non-current assets	165,116,212	160,587,931	96,532,150
Total Assets	241,470,298	241,496,143	194,061,638
Segment disbursements of non-monetary assets	24,343,002
Capital expenditures and other		28,702,138	40,347,989
Current liabilities	68,120,885	83,013,418	105,886,744
Non-current liabilities	13,350,651	17,066,746
Non current liabilities allocated			1,368,167
Total liabilities	81,471,536	100,080,164	107,254,911
Cash flows provided by in Operating Activities	30,440,761	28,899,457	38,904,028
Cash flows (used in) provided by Investing Activities	(24,790,752)	(28,700,733)	(40,344,994)
Cash flows (used in) provided by Financing Activities	(616,475)	(10,644,812)	16,891,759
Brazil operation | Operating segments
Operating segment
Softdrinks	360,791,744	326,015,740	387,545,053
Other beverages	258,529,540	214,493,809	216,352,694
Net sales	619,321,284	540,509,549	603,897,747
Cost of sales	(384,838,875)	(329,529,112)	(362,686,353)
Distribution expenses	(42,673,570)	(38,835,833)	(43,483,958)
Administrative expenses	(98,071,441)	(88,809,386)	(109,095,660)
Finance income	42,327,682	2,019,489	6,575,528
Financial expenses	(34,057,214)	(31,108,284)	(34,767,713)
Interest expense, net*	8,270,468	(29,088,795)	(28,192,185)
Share of the entity in income of associates accounted for using the equity method, total	(3,796,338)	1,112,820	(326,201)
Income tax expense	(36,821,377)	(10,088,988)	(13,719,506)
Other income (loss)	21,754,242	(8,399,463)	(1,855,039)
Net income	83,144,393	36,870,792	44,538,845
Depreciation and amortization	29,945,887	26,830,835	27,879,514
Current assets	171,349,293	135,259,768	132,815,545
Non-current assets	786,979,234	679,183,347	663,556,969
Total Assets	958,328,527	814,443,115	796,372,514
Carrying amount in associates and joint ventures accounted for using the equity method, total	50,163,060	52,274,880	53,019,531
Segment disbursements of non-monetary assets	21,343,312
Capital expenditures and other		32,536,213	91,198,657
Current liabilities	124,248,587	128,146,943	135,595,156
Non-current liabilities	506,297,573	420,218,066	393,125,740
Total liabilities	630,546,160	548,365,009	528,720,896
Cash flows provided by in Operating Activities	63,145,540	44,949,860	98,783,329
Cash flows (used in) provided by Investing Activities	(21,096,376)	(32,536,213)	(64,331,960)
Cash flows (used in) provided by Financing Activities	(25,654,792)	(5,099,823)	(3,437,440)
Paraguay operation | Operating segments
Operating segment
Softdrinks	124,855,857	118,095,369	113,314,824
Other beverages	34,036,153	31,492,883	27,962,406
Net sales	158,892,010	149,588,252	141,277,230
Cost of sales	(92,368,109)	(88,813,300)	(85,346,902)
Distribution expenses	(8,825,262)	(8,241,714)	(7,634,395)
Administrative expenses	(24,305,453)	(22,410,131)	(21,630,238)
Finance income	195,587	219,964	257,906
Financial expenses			(7,612)
Interest expense, net*	195,587	219,964	250,294
Income tax expense	(4,604,732)	(4,600,874)	(3,522,996)
Other income (loss)	(308,315)	(111,834)	(213,025)
Net income	28,675,726	25,630,363	23,179,968
Depreciation and amortization	9,667,300	9,935,501	10,948,033
Current assets	41,266,559	37,309,706	30,419,844
Non-current assets	248,309,451	248,751,791	234,278,288
Total Assets	289,576,010	286,061,497	264,698,132
Segment disbursements of non-monetary assets	13,454,124
Capital expenditures and other		9,684,466	14,476,783
Current liabilities	25,990,081	21,870,719	17,297,339
Non-current liabilities	16,161,177	16,323,385	14,847,776
Total liabilities	42,151,258	38,194,104	32,145,115
Cash flows provided by in Operating Activities	16,010,813	11,394,620	30,821,869
Cash flows (used in) provided by Investing Activities	(13,454,124)	(9,684,466)	$ (14,476,785)
Cash flows (used in) provided by Financing Activities	$ (489,302)	$ (330,067)